Cover	Feb. 15, 2024
Cover [Abstract]
Entity Registrant Name	TOMI ENVIRONMENTAL SOLUTIONS, INC.
Entity Central Index Key	0000314227
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 15, 2024
Entity File Number	000-09908
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-1947988
Entity Address Address Line 1	8430 Spires Way
Entity Address City Or Town	Frederick
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21701
City Area Code	800
Local Phone Number	525-1698
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	TOMZ
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false